JPMMT2026-ABS-15G

Exhibit 99.27

Loan Count:	4
Fields Reviewed	Count	Percentage
No Discrepancies	0	0.00%

Loan Count:	4
Audit ID	Loan Number	Loan ID	Borrower Last Name	Field	Tape Data	Review Data